Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | UPM-Kymmene OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | Other
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 3 | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | UPM-Kymmene OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | Other
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 2 | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | ITOCHU Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | ASR Nederland NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | TOPPAN Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | UPM-Kymmene OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | Other
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Overseas Core Fund - Class 1 | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.80%